UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               --------------

Check here if Amendment [  ];     Amendment Number:
     This Amendment (Check only one):
          [   ] is a restatement.
          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Progeny 3, Inc.
Address:  601 Union Street, Suite 1450
          Seattle, WA 98101

Form 13F File Number:

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Eric Shapow
Title: Chief Financial Officer
Phone: 206.654.3619

Signature, Place, and Date of Signing:

/s/  Eric Shapow     Seattle, Washington     May 15, 2013
----------------     -------------------     ------------
[Signature]          [City, State]           [Date]

Report Type (Check only one.):

[  X  ]     13F HOLDINGS REPORT. (Check here if all holdings of this
            reporting manager are reported in this report.)

[     ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total: $206,455 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

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Column 1                    Column 2     Column 3    Column 4   Column 5                  Column 6   Column 7    Column 8
NAME OF ISSUER              TITLE OF      CUSIP       VALUE    SHRS OR PRN    SH/  PUT/  INVESTMENT  OTHER        VOTING
                             CLASS                   (x$1000)     AMT         PRN  CALL  DISCRETION  MANAGER     AUTHORITY
                                                                                                               Sole    Shared   None

AGCO CORP                   COM          001084102      1,259       24,150    SH         SOLE                   24,150
ALPS ETF TR                 ALERIAN
                            MLP          00162Q866     13,428      757,800    SH         SOLE                  757,800
APPLE INC                   COM          037833100      1,029        2,325    SH         SOLE                    2,325
AVON PRODS INC              COM          054303102      2,528      121,960    SH         SOLE                  121,960
BAXTER INTL INC             COM          071813109        527        7,260    SH         SOLE                    7,260
BUNGE LIMITED               COM          G16962105        548        7,420    SH         SOLE                    7,420
CELANESE CORP DEL           COM SER A    150870103        648       14,700    SH         SOLE                   14,700
CHEVRON CORP NEW            COM          166764100      2,850       23,990    SH         SOLE                   23,990
COLGATE PALMOLIVE CO        COM          194162103        758        6,420    SH         SOLE                    6,420
DIAMOND OFFSHORE
DRILLING IN                 COM          25271C102      2,650       38,100    SH         SOLE                   38,100
FLUOR CORP NEW              COM          343412102      2,623       39,550    SH         SOLE                   39,550
GENERAL ELECTRIC CO         COM          369604103        306       13,220    SH         SOLE                   13,220
GRACE W R & CO DEL NEW      COM          38388F108        106        1,370    SH         SOLE                    1,370
HEINZ H J CO                COM          423074103      1,880       26,020    SH         SOLE                   26,020
INGREDION INC               COM          457187102      1,941       26,840    SH         SOLE                   26,840
INTEL CORP                  COM          458140100      2,967      135,790    SH         SOLE                  135,790
INTERNATIONAL
FLAVORS&FRAGRA              COM          459506101        965       12,590    SH         SOLE                   12,590
ISHARES TR                  MSCI
                            EMERG MKT    464287234     77,817    1,819,000    SH         SOLE                1,819,000
KLA-TENCOR CORP             COM          482480100      2,176       41,250    SH         SOLE                   41,250
LAS VEGAS SANDS CORP        COM          517834107      1,407       24,970    SH         SOLE                   24,970
MARKET VECTORS ETF TR       COAL ETF     57060U837      6,002      262,000    SH         SOLE                  262,000
MAXIM INTEGRATED PRODS INC  COM          57772K101      2,559       78,380    SH         SOLE                   78,380
MCDONALDS CORP              COM          580135101      1,238       12,420    SH         SOLE                   12,420
MEAD JOHNSON NUTRITION CO   COM          582839106        201        2,590    SH         SOLE                    2,590
MICRON TECHNOLOGY INC       COM          595112103      4,031      403,940    SH         SOLE                  403,940
MONDELEZ INTL INC           CL A         609207105      1,842       60,170    SH         SOLE                   60,170
PFIZER INC                  COM          717081103      1,982       68,680    SH         SOLE                   68,680
PROSHARES TR                PSHS SHRT
                            S&P500       74347R503     29,676      966,975    SH         SOLE                  966,975
PROSHARES TR II             VIX SHTTRM
                            FUT          74347W692      1,909      175,000    SH         SOLE                  175,000
QUALCOMM INC                COM          747525103      2,601       38,850    SH         SOLE                   38,850
SANDISK CORP                COM          80004C101      2,604       47,350    SH         SOLE                   47,350
SCHLUMBERGER LTD            COM          806857108      1,325       17,690    SH         SOLE                   17,690
SOUTHERN COPPER CORP        COM          84265V105      1,033       27,487    SH         SOLE                   27,487
SPDR SERIERS TRUST          BRC HGH
                            YLD BD       78464A417      5,550      135,000    SH         SOLE                  135,000
SPECTRA ENERGY CORP         COM          847560109        327       10,620    SH         SOLE                   10,620
TRW AUTOMOTIVE HLDGS CORP   COM          87264S106      1,786       32,470    SH         SOLE                   32,470
WISDOMTREE TRUST            EMERG
                            MKTS ETF     97717W315     20,224      367,300    SH         SOLE                  367,300
WYNN RESORTS LTD            COM          983134107      2,169       17,330    SH         SOLE                   17,330
YUM BRANDS INC              COM          988498101        983       13,660    SH         SOLE                   13,660




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